Fresh Start Accounting - Reorganization Adjustments to Accumulated Deficit (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise	$ 2,556,147
Reorganization items, net	(252,051)	$ (23,930)
Retained earnings (accumulated deficit)		(1,070,683)	$ 101,982
Noble Finance Company [Member]
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise	2,556,147
Professional fees and success fees	(15,017)
Write-off of unrecognized share-based compensation	(4,406)
Reorganization items, net	(195,395)	(50,778)
Retained earnings (accumulated deficit)	0	$ (948,219)	$ 70,494
Noble Finance Company [Member] | Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Reorganization items, net	2,536,724
Retained earnings (accumulated deficit)	3,374,323
Noble Finance Company [Member] | Cancellation of Predecessor common stock and additional paid-in capital
Reorganization, Chapter 11 [Line Items]
Retained earnings (accumulated deficit)	820,299
Noble Finance Company [Member] | Cancellation of Predecessor cash and equity compensation plans
Reorganization, Chapter 11 [Line Items]
Retained earnings (accumulated deficit)	2,183
Noble Finance Company [Member] | Issuance of Successor warrants to Predecessor equity holders
Reorganization, Chapter 11 [Line Items]
Retained earnings (accumulated deficit)	(1,807)
Noble Finance Company [Member] | Deconsolidation of NHUK
Reorganization, Chapter 11 [Line Items]
Retained earnings (accumulated deficit)	(222)
Noble Finance Company [Member] | Recognition of recurring debt fees
Reorganization, Chapter 11 [Line Items]
Retained earnings (accumulated deficit)	(75)
Noble Finance Company [Member] | Tax impacts of reorganization
Reorganization, Chapter 11 [Line Items]
Retained earnings (accumulated deficit)	$ 17,221